As filed with the Securities and Exchange Commission on February 20, 2001
------------------------------------------------------------------------------
Registration No. 333-41530


                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ___                                   /     /

POST-EFFECTIVE AMENDMENT NO. 1                                    / X /



                       OPPENHEIMER MUNICIPAL BOND FUND
              (Exact Name of Registrant as Specified in Charter)


               6803 South Tucson Way, Englewood, Colorado 80112
                   (Address of Principal Executive Offices)

                                 212-323-0200
                       (Registrant's Telephone Number)

                           Andrew J. Donohue, Esq.
                 Executive Vice President and General Counsel
                            OppenheimerFunds, Inc.
            Two World Trade Center, New York, New York 10048-0203
                                 212-323-0256
                   (Name and Address of Agent for Service)


                Approximate Date of Proposed Public Offering:
  As soon as practicable after the Registration Statement becomes effective.

Title of Securities Being Registered: Class A, Class B and Class C

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

The Registration Statement on Form N-14 (the "Registration Statement") for Oppenheimer Municipal Bond Fund (the "Registrant") filed with the Commission on September 22, 2000 is hereby incorporated by reference into this filing and includes the Prospectus and Statement of Additional Information of the Registrant and the Proxy Statement of Oppenheimer Municipal Fund, on behalf of its series, Oppenheimer Insured Municipal Fund.

The purpose of this filing is to provide the final version of the tax opinion (Exhibit 12), pursuant to Form N-14.

                            CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Cover Page
Table of Contents
Shareholder Letter1
Notice of Shareholder Meeting1

Part A

Prospectus for Oppenheimer Municipal Bond Fund1 Proxy Statement for Oppenheimer Municipal Fund on behalf of its series, Oppenheimer Insured Municipal Fund1

Part B

Statement of Additional Information2

Part C

Other Information
Signatures

1Previously filed with Registrant's Registration Statement on Form N-14
      (9/22/00) and incorporated herein by reference.
2Previously filed with Registrant's Registration Statement on Form N-14
      (8/24/00) and incorporated herein by reference.

                       OPPENHEIMER MUNICIPAL BOND FUND

                                        FORM N-14

                                    PART C

                              OTHER INFORMATION


Item 15.  Indemnification

      Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.  Exhibits


(1)   Amended and  Restated  Declaration  of Trust dated  September  16, 1996:
Previously filed with Registrant's Post-Effective Amendment No. 37 (11/20/96) and incorporated herein by reference .

(2) Amended and Restated By-Laws dated as of June 4, 1998: Previously filed with Registrant's Post-Effective Amendment No. 41 (11/27/98) and incorporated herein by reference.

(3)   N/A.

(4)   Agreement   and   Plan  of   Reorganization:   Previously   filed   with
Registrant's Registration Statement on Form N-14 (7/17/00) and incorporated herein by reference.

(5)   (i)  Specimen  Class  A  Share   Certificate:   Previously   filed  with
Registrant's Post-Effective Amendment No. 42 (11/19/99) and incorporated herein by reference.

      (ii)  Specimen  Class  B  Share   Certificate:   Previously  filed  with
Registrant's Post-Effective Amendment No. 42 (11/19/99) and incorporated herein by reference.

      (iii)  Specimen  Class  C  Share  Certificate:   Previously  filed  with
Registrant's Post-Effective Amendment No. 42 (11/19/99) and incorporated herein by reference.

     (6) Investment Advisory Agreement dated October 22, 1990: Previously filed with Registrant's Post-Effective Amendment No. 27 (2/28/91), refiled with Registrant's Post-Effective Amendment No. 33 (4/28/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

(7)   (i)  General   Distributor's   Agreement   dated   December   10,  1992:
Previously   filed  with   Registrant's   Post-Effective   Amendment   No.  30
(3/16/93), refiled with Registrant's Post-Effective Amendment No. 33 (4/28/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii) Form of Dealer  Agreement of  OppenheimerFunds  Distributor,  Inc.:
Filed with Post-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

      (iii)  Form of  OppenheimerFunds  Distributor,  Inc.  Broker  Agreement:
Filed with Post-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

      (iv)  Form  of  OppenheimerFunds  Distributor,  Inc.  Agency  Agreement:
Filed with Post-Effective Amendment No. 2 of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/25/99, and incorporated herein by reference.

     (8) (i) Retirement Plan for Non-Interested Trustees or Directors dated 6/7/90: Previously filed with Post-Effective Amendment No. 97 of Oppenheimer Fund (Reg. No. 2-14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii)  Form  of  Deferred   Compensation   Agreement  for   Disinterested
Trustees: Filed with Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated by reference.

     (9) (i) Custody Agreement dated October 7, 1976: Previously filed with Registrant's Post-Effective Amendment No. 2 (5/18/77), refiled with Registrant's Post-Effective Amendment No. 33 (4/28/95) pursuant to Item 102 of Regulation S-T and incorporated herein by reference .

      (ii) Assignment and Amendment dated May 1, 1987 of Custody Agreement dated October 7, 1976 among Oppenheimer Tax-Free Bond Fund, Inc., Citibank, N.A., and Oppenheimer Tax-Free Bond Fund: Previously filed with Registrant's Post-Effective Amendment No. 22, 5/1/87, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (iii) Amendment dated as of March, 1978 to Custody Agreement of Oppenheimer Tax-Free Bond Fund, Inc.: Previously filed with Registrant's Post-Effective Amendment No. 24, 4/25/88, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (iv) Amendment dated as of August 13, 1980 to Custody Agreement of Oppenheimer Tax-Free Bond Fund, Inc.: Previously filed with Registrant's Post-Effective Amendment No. 24, 4/25/88, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (v) Amendment dated September 28, 1984 to Custody Agreement of Oppenheimer Tax-Free Bond Fund, Inc.: Previously filed with Registrant's Post-Effective Amendment No. 24, 4/25/88, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (vi) Amendment dated June 16, 1986 to Custody Agreement of Oppenheimer Tax-Free Bond Fund, Inc.: Previously filed with Registrant's Post-Effective Amendment No. 24, 4/25/88, refiled with Registrant's Post-Effective Amendment No. 33, 4/28/95, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (vii) Foreign Custody Manager Agreement between Registrant and The Bank of New York: Previously filed with Pre-Effective Amendment No. 2 to registration statement of Oppenheimer World Bond Fund (Reg. 333-48973), 4/23/98, and incorporated herein by reference.

(10)  (i) Service Plan and  Agreement  for Class A shares dated June 20, 1994:
Previously  filed  with  Post-Effective  Amendment  No.  42  (11/19/99),   and
incorporated herein by reference.

     (ii) Distribution and Service Plan and Agreement for Class B shares dated February 12, 1998: Previously filed with Post-Effective Amendment No. 40 (9/24/98), and incorporated herein by reference.

      (iii) Distribution and Service Plan and Agreement for Class C shares dated February 12, 1998: Previously filed with Post-Effective Amendment No. 40 (9/24/98), and incorporated herein by reference.

(11) (a) Opinion and Consent of Counsel dated August 14, 2000: Previously filed with Registrant's Pre-Effective Amendment No.2 to Registrant's Registration Statement on Form N-14 (8/24/00) and incorporated herein by reference.

      (b) Opinion and Consent of Counsel dated May 1, 1987: Previously filed with Registrant's Post-Effective Amendment No. 22 (5/1/87), refiled with Registrant's Post-Effective Amendment No. 33 (4/28/95) pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

     (12) Tax Opinion Relating to the Reorganization: Final Tax Opinion: Filed herewith.

(13)  N/A.

(14) (i) Consent of Deloitte & Touche LLP: Previously filed with Registrant's Registration Statement on Form N-14 (8/24/00) and incorporated herein by reference.

(ii) Consent of KPMG LLP: Previously filed with Registrant's Registration Statement on Form N-14 (8/24/00) and incorporated herein by reference.

(15)  N/A.

(16) Powers of Attorney for all Trustees/Directors: Previously filed with Pre-Effective Amendment No. 1 to the registration statement of Oppenheimer Trinity Value Fund (Reg. No. 333-79707), 8/4/99, and incorporated herein by reference.

(17)  N/A.

Item 17.  Undertakings

(1)         N/A.

(2)         N/A.

      The undersigned Registrant agrees to file a final tax opinion on a timely basis following the effectiveness of this Registration Statement.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 20th day of February, 2001.

                                          Oppenheimer Municipal Bond Fund


                                          By: /s/ Bridget A. Macaskill*

--------------------------------------
                                                Bridget A. Macaskill,
      President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:


Signatures                   Title                       Date

/s/ Leon Levy*               Chairman of the
------------------           Board of Trustees           February 20, 2001
Leon Levy

/s/ Donald W. Spiro*         Vice Chairman of the        February 20, 2001
-------------------------    Board and Trustee
Donald W. Spiro

/s/ Bridget A. Macaskill*    President and
------------------------------                           Chief Executive
February 20, 2001
Bridget A. Macaskill         Officer and Trustee

/s/ Brian W. Wixted*         Treasurer and Principal     February 20, 2001
-------------------------    Financial and
Brian W. Wixted              Accounting Officer

/s/ Robert G. Galli*         Trustee                     February 20, 2001
-----------------------
Robert G. Galli

/s/ Phillip A. Griffiths*    Trustee                     February 20, 2001
---------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*       Trustee                     February 20, 2001
--------------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan*   Trustee                     February 20, 2001
--------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*      Trustee                     February 20, 2001
----------------------------
Kenneth A. Randall

/s/ Edward V. Regan*         Trustee                     February 20, 2001
-------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                            Trustee  February
20, 2001
---------------------------------
Russell S. Reynolds, Jr.

/s/ Clayton K. Yeutter*      Trustee                     February 20, 2001
----------------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                                      EXHIBIT INDEX


Exhibit No.       Description

16(12)                  Tax Opinion Relating to the Reorganization:  Final Tax
Opinion